Securities - Summary of Allowance for Losses measured at FVOCI and Amortized Cost (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of financial assets [line items]
Balance at beginning of period	$ 4,182
Balance at end of period	4,086	$ 4,182	$ 3,581	$ 4,086	$ 3,581
Debt securities measured at FVOCI [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	21
Balance at end of period	20	21	22	20	22
Debt securities measured at FVOCI and amortized cost [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	40	42	37	42	39
Provision for (reversal of) credit losses	(2)	(1)	5	(3)	5
Foreign exchange and other		(1)	1	(1)	(1)
Balance at end of period	38	40	43	38	43
Debt securities measured at amortized cost [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	19
Balance at end of period	18	19	21	18	21
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	1
Balance at end of period	1	1	2	1	2
Stage 1 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	7	8	6	8	7
Provision for (reversal of) credit losses	(1)		2	(1)	2
Foreign exchange and other		(1)		(1)	(1)
Balance at end of period	6	7	8	6	8
Stage 1 [member] | Debt securities measured at amortized cost [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	6
Balance at end of period	5	6	6	5	6
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	20
Balance at end of period	19	20	20	19	20
Stage 2 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments performing [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	20	20	19	20	20
Provision for (reversal of) credit losses	(1)			(1)
Foreign exchange and other			1
Balance at end of period	19	20	20	19	20
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	1,074
Balance at end of period	887	1,074	878	887	878
Stage 3 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	13	14	12	14	12
Provision for (reversal of) credit losses		(1)	3	(1)	3
Balance at end of period	13	13	15	13	15
Stage 3 [member] | Debt securities measured at amortized cost [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	13
Balance at end of period	$ 13	$ 13	$ 15	$ 13	$ 15